CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)		$ (4,099)		$ 45,379		$ 628
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation and amortization		326		670		607
Share-based compensation		1,025		4,886		118
Gain on disposal of assets		(822)
Impairment of goodwill		690
Impairment of property and equipment		425
Impairment of intangible assets		217
Income from short-term investments		(68)
Allowance for doubtful accounts		15		1,747		2,771
Write-down of inventory				219		1,050
Warranty accrual				17		50
Unrealized exchange losses		199		0		0
Share of loss/(income) on equity method investments				(195)		47
Gain from disposal of equity method investments				(95)		(184)
Gain from disposal of a subsidiary				(233)
Gain from disposal of discontinued operations			[1]	(43,190)
Changes in operating assets and liabilities:
Accounts receivable and notes receivable		(1,277)		98		5,566
Inventories		(135)		785		(1,159)
Prepaid expenses and other current assets		(94)		(340)		3,017
Accounts payable		(121)		577		(639)
Income tax payable				(860)		(946)
Accrued expenses and other current liabilities		(6)		(1,766)		(3,083)
Deferred revenue and deferred income		167		195		(1,223)
Government subsidies		(83)		(1,030)		(538)
Deferred income taxes		52		(2,420)		1,170
Other assets						216
Net cash provided by/(used in) operating activities		(3,589)		4,444		7,468
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(265)		(749)		(167)
Purchase of term deposits		(32)		(2,344)
Proceeds from disposal of discontinued operations, net of $24,822 cash disposed of, net of withholding income tax and stamp duties of $8,330				54,706
Payment of costs for disposal of discontinued operations				(933)
Proceeds from disposal of a subsidiary, net of $16 cash disposed of				134
Purchase of short-term investments		(8,362)
Proceeds from maturity of short-term investments		4,786
Proceeds from disposal of assets		830				2,816
Proceeds from disposal of an equity method investment				512
Purchase of an equity method investment						(541)
Net cash provided by/(used in) investing activities		(3,043)		51,326		2,108
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercise		3,423		80		700
Special cash dividend paid to shareholders		(95,236)		(12,034)
Capital contribution from noncontrolling interest shareholders		5,421		6,766
Acquisition of noncontrolling interests		(342)		(301)		(47)
Net cash provided by /(used in) financing activities		(86,734)		(5,489)		653
Effect of exchange rate changes on cash and cash equivalents		499		(3,127)		(2,133)
NET INCREASE /(DECREASE) IN CASH AND CASH EQUIVALENTS		(92,867)		47,154		8,096
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR		117,292		18,713		16,610
CASH AND CASH EQUIVALENTS RECORDED IN CURRENT ASSETS OF SUPER TV, BEGINNING OF THE YEAR				51,425		45,432
LESS: CASH AND CASH EQUIVALENTS BALANCE RECORDED IN CURRENT ASSETS OF SUPER TV, END OF THE YEAR						(51,425)
CASH AND CASH EQUIVALENTS, END OF THE YEAR		24,425		117,292		18,713
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATIONS
Income tax paid		300		5,775		4,472
NON-CASH INVESTING AND FINANCING ACTIVITIES
Receivable from noncontrolling shareholders for capital injection (Note 20(c))	[2]	576		1,213
Payable for acquisition of noncontrolling interest (Note 12)		$ (338)	[3]	$ 338	[3]

[1]	Incremental cost of $389 was incurred related to the modification of vested share options granted to the grantees employed by Beijing Super TV and N-S Digital TV under the share incentive plans of the Company.
[2]	In February 2016, CSM Holdings and Bejing Quanda Technology Center (“Quanda”) made cash contribution of $3,815 and $763 to establish Shibo Qihang, representing 80% and 20% of the equity interest in Shibo Qihang, respectively. In May 2016, certain key employees of Beijing Super TV made a cash investment in amount of RMB33 million (equivalent to $5,015) to Beijing Super TV in exchange of a 9.91% equity interest in Beijing Super TV. As a result, the Group held 90.09% of the equity interest in Beijing Super TV. The Group’s additional paid-in capital was decreased by $509 and noncontrolling interest was increased by $5,524 from this capital injection. In May 2016, the existing noncontrolling shareholders of Cyber Cloud, Yuewu Yuntian, Gehua and Holch Capital, made cash contribution in aggregate of RMB20 million (equivalent to $3,040) to Cyber Cloud according to their proportion of equity interest in Cyber Cloud to increase the share capital of Cyber Cloud. As a result, the Group’s noncontrolling interest was increased by $988. In October 2016, Tianjin Xuanwutianxia Network Technology Center (“Xuanwutianxia”), an entity owned by two management of Cyber Cloud entered into a share contribution agreement to make a cash contribution of RMB8.4 million (equivalent to $1,213) to Cyber Cloud in return of 5.0% of equity interests of Cyber Cloud after such contribution. $399 and $218 were received in January 2017 and March 2017, respectively, and $596 which remained outstanding as of the release date of this financial report was recognized as subscription receivable. The Group’s additional paid-in capital and noncontrolling interest were increased by $688 and $525 from this capital injection, respectively. In December 2016, Ningbo Meishan Free Trade Port Area Jinxinronghui Investment Partnership (“Jinxinronghui”), a third-party investor, made a cash contribution in amount of RMB33 million (equivalent to $4,753) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Jinxinronghui, Gehua, Holch Capital and Xuanwutianxia held 57.7%, 11.5%, 10.0%, 8.6%, 7.7% and 4.5% of the equity interests in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $2,525 and $2,228 from this capital injection, respectively. The capital injection was paid to an escrow account of Cyber Cloud in December 2016. The capital injection was transferred to a current deposit account of Cyber Cloud in January 2017.
[3]	In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Shibo Qihang held by Beijing Quanda Technology Center (“Quanda”) for a cash consideration of $626, among which $338 remained payable as of December 31, 2016 (see Note 20(d)). The payable was paid in February 2017.